Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - Beginning of period	3,730,580	14.09	4,240,869	14.22
Granted (i)	684,100	14.25	763,700	13.27
Exercised	(309,749)	13.56	(1,043,903)	13.75
Forfeited / Cancelled	(35,135)	13.48	(58,866)	13.45
Expired	(557,874)	18.02	(171,220)	16.04
Balance - End of period	3,511,922	13.55	3,730,580	14.09
Options exercisable - End of period	1,916,888	13.40	1,881,416	14.78

(i) Options were granted to officers, management, employees and/or consultants.

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

10.58 - 12.97	1,209,007	12.72	2.6	714,175	12.73
13.10 - 14.78	2,136,101	13.77	2.8	1,106,165	13.56
15.97 - 17.12	166,814	16.67	2.5	96,548	16.57
	3,511,922	13.55	2.8	1,916,888	13.40

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2022	2021
Dividend per share	1.5%	1.5%
Expected volatility	41%	40%
Risk-free interest rate	2.6%	0.7%
Expected life	47 months	46 months
Weighted average share price	$14.25	$13.27
Weighted average fair value of options granted	$4.38	$3.66

Disclosure of deferred and restricted share units [Table Text Block]
	2022		2021
	DSU (i)	RSU (ii)	DSU (i)	RSU (ii)

Balance - Beginning of period	376,203	878,397	408,564	1,242,902
Granted	78,200	275,520	64,720	293,610
Reinvested dividends	6,018	13,483	5,185	15,102
Settled	(30,846)	(278,806)	(102,266)	(398,173)
Forfeited (iii)	-	(35,791)	-	(275,044)
Balance - End of period	429,575	852,803	376,203	878,397
Balance - Vested	350,822	-	311,010	-

(i) Unless otherwise decided by the Board of Directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be settled at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2022 have a weighted average value of $14.71 per DSU ($15.54 per DSU in 2021).

(ii) On December 31, 2019, 150,000 RSU were granted to an officer (with a value of $12.70 per RSU), which vested and were payable in equal tranches over a three-year period (1/3 per year), in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. An additional number of 75,000 RSU were also granted (with a value of $12.70 per RSU) and vested in 2021 following the acquisition by the officer of a total of 75,000 common shares of the Company.

The remaining RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures.

The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance-based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by Osisko to the tax authorities. The RSU granted in 2022 have a weighted average value of $14.26 per RSU ($13.24 per RSU in 2021).

(iii) In 2021, 215,812 RSU held by employees and officers of the Company, who were transferred to Osisko Development as of January 1, 2021 were forfeited and new RSU were granted by Osisko Development in an equivalent value to these employees and officers. At the time of the transfer, Osisko Development was a subsidiary of the Company (Note 31).